DEBT - Convertible Senior Notes (Details) $ / shares in Units, ¥ in Thousands			12 Months Ended
	May 12, 2020 CNY (¥)	May 12, 2020 USD ($)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Nov. 01, 2022 USD ($)	May 26, 2020 USD ($)	May 12, 2020 USD ($) $ / shares	Nov. 03, 2017 USD ($)
DEBT
Amount converted | ¥			¥ 0
2022 Notes
DEBT
Amount converted | ¥				¥ 0
Convertible Debt | 2022 Notes
DEBT
Aggregate principal amount								$ 475,000,000
Fixed interest rate (as a percent)								0.375%
Notes redeemed					$ 475,000,000
Convertible Debt | 2026 Notes
DEBT
Aggregate principal amount							$ 450,000,000
Additional aggregate maximum amount of notes to purchase						$ 50,000,000
Fixed interest rate (as a percent)	3.00%						3.00%
Proceeds from issuance of debt	¥ 3,499,000	$ 493,000,000
Debt issuance costs	¥ 49,000						$ 7,000,000
Initial conversion price | $ / shares							$ 23.971
Increment used for debt conversion		$ 1,000
Repurchase price as a percentage of principal amount	100.00%	100.00%
Initial conversion rate per ADS	41.72	41.72
Debt conversion in value | ¥			¥ 10
Convertible Debt | 2026 Notes | ADSs
DEBT
Debt conversion in shares | shares			24